SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of Plan's net assets available for benefits	9.00%	10.00%
Allowance for credit losses	$ 0	$ 0